Treasury Shares - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Nov. 25, 2017 USD ($)	Nov. 11, 2017 USD ($)
Equity, Class of Treasury Stock [Line Items]
Treasury stock, amount	¥ 362,130,324	$ 52,423,156
Cancelled shares, Number of shares	27,302,698	27,302,698
Class A Voting Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Remaining balance of treasury shares	10,472,176	10,472,176
Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock, amount	¥ 1,831,387,268	$ 273,577,191	¥ 421,164,802	$ 63,658,143
Share Repurchase Program [Member] | Class A Voting Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased	37,774,874	37,774,874	4,537,115	4,537,115
ADS [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchased shares, average price | $ / shares		$ 5.01
ADS [Member] | Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized share to be repurchased, maximum aggregate value | $		$ 300,000,000			$ 300,000,000	$ 100,000,000
Number of shares repurchased	37,774,874	37,774,874	4,537,115	4,537,115
Repurchased shares, average price | $ / shares		$ 7.24		$ 14.03